Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current income tax expenses
Total current income tax expense	$ 80,619	$ 65,954	$ 220,915
Deferred income tax benefits
Total deferred income tax benefits	4,594	(58,540)	(16,702)
Total income tax expense	85,213	7,414	204,213
Domestic (Cayman Islands) [Member]
Current income tax expenses
Domestic (Cayman Islands)
Deferred income tax benefits
Domestic
Foreign (Malaysia) [Member]
Current income tax expenses
Foreign	80,619	65,954	220,915
Deferred income tax benefits
Foreign	4,594	(58,540)	(16,702)
Foreign (Hong Kong) [Member]
Current income tax expenses
Foreign
Deferred income tax benefits
Foreign
Foreign (BVI) [Member]
Current income tax expenses
Foreign
Deferred income tax benefits
Foreign